Average Annual Total Returns{- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund AMCIZ PRO-13 - Fidelity Advisor® Limited Term Bond Fund	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Limited Term Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Limited Term Bond Fund: Class Z Return Before Taxes Inception Date	LB087 Past 1 year	LB087 Past 5 years	LB087 Past 10 years	F1871 Past 1 year	F1871 Past 5 years	F1871 Past 10 years
Total	(4.25%)	1.60%	1.64%	(4.67%)	0.87%	0.92%	(2.48%)	0.92%	0.95%	(4.17%)	1.61%	1.64%	(3.20%)	1.39%	1.30%	(1.20%)	2.44%	2.19%	(1.15%)		3.30%	[1]	Oct. 02, 2018	(0.97%)	2.25%	1.77%	(0.68%)	2.70%	2.22%

[1]	(a)Since inception October 2, 2018.